Derivative Financial Instruments and Market Risks - Disclosure of Actual or Potential Effects of Netting Arrangements (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Liabilities [Member]
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Gross carrying amounts before offset	€ (97)	€ (74)	€ (132)
Gross amounts offset (in accordance with IAS 32)	0	0	0
Net amounts as reported in the balance sheet	(97)	(74)	(132)
Net exposure	(16)	(7)	(35)
Derivative Financial Liabilities [Member] | Effects of other netting arrangements not fulfilling the IAS 32 criteria for offsetting [member]
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Financial instruments	81	67	97
Fair value of financial collateral	0	0	0
Derivative Financial Assets [Member]
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Gross carrying amounts before offset	183	196	210
Gross amounts offset (in accordance with IAS 32)	0	0	0
Net amounts as reported in the balance sheet	183	196	210
Net exposure	102	129	113
Derivative Financial Assets [Member] | Effects of other netting arrangements not fulfilling the IAS 32 criteria for offsetting [member]
Disclosure of Offsetting of Financial Assets and Liabilities [line items]
Financial instruments	(81)	(67)	€ (97)
Fair value of financial collateral	€ 0	€ 0